Investments and Cash Held In Trust	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments And Cash Held In Trust [Abstract]
Investments and Cash Held In Trust	7. Investments and cash held in Trust As of June 30, 2020, investment securities in the Company’s Trust Account consist of $406,397,612 in cash.	7. Investments and cash held in Trust As of December 31, 2019, investment securities in the Company’s Trust Account consist of $406,434,735 in United States Treasury Bills and $224 in cash.